OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
NOTE 10	-	OTHER CURRENT LIABILITIES

Composition:

	US dollars
	December 31,
(in thousands)	2013	2012

Accrued expenses (*)	13,620	10,092
Employees and institutions in respect thereof	4,597	4,463
Government institutions	7,524	4,260
Related party	133	125
Accrued dividend	3,616	2,570
Others	786	863
	30,276	22,373

(*)	As of December 31, 2013 and 2012 includes approximately US $5 million and US$5.8 million respectively, regarding the legal fees resulting from the claim described in Note 11A3.